STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION	12 Months Ended
Jan. 31, 2025
Notes
STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

2.STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

a)Statement of Compliance

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and were authorized for issuance by the Company’s Board of Directors on June 2, 2025.

b)Basis of Presentation and Consolidation

The consolidated financial statements of the Company as at and for the years ended January 31, 2025, 2024, and 2023 are comprised of the Company and its wholly-owned subsidiary, Minera Polymet SpA, (together referred to as “Red Metal”, or the “Company”). Polymet is consolidated from the date of its incorporation, as Red Metal is the sole shareholder and therefore has the control and power to govern the financial and operating policies of Polymet as to obtain benefits from its activities. The Company will continue to consolidate until the date Red Metal no longer has control over Polymet. The financial statements of Polymet are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between Red Metal and Polymet are eliminated on consolidation.

The consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments, which are recorded at fair value. All amounts are expressed in Canadian dollars.

The preparation of financial statements in compliance with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported expenses during the year. Actual results could differ from these estimates. The areas involving significant assumptions and estimates are disclosed in Note 4.

c)Foreign Currency Translation

The functional currency of the Company is the Canadian dollar. The functional currency of the Company’s subsidiary, Polymet, is the Chilean peso, which is determined to be the currency of the primary economic environment in which Polymet operates.